Investments in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2020
Statement [line items]
Summary of Investments in Equity Accounted Investees
(c)	Summary of carrying amount of the Company’s interest in equity accounted investees:

	As at March 31,
	2020		2020		2019
	(In millions)
Carrying amount in immaterial associates	US$	137.0	Rs.	10,362.6	Rs.	10,393.4
Carrying amount in material joint venture		447.1		33,826.3		42,955.4

Total	US$	584.1	Rs.	44,188.9	Rs.	53,348.8

(d)	Summary of Company’s share of profit/(loss) in equity accounted investees:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Share of profit/(loss) in immaterial associates	US$	2.2	Rs.	163.2	Rs.	1,110.6	Rs.	1,183.0
Share of profit/(loss) in material joint venture		(132.6)		(10,027.0)		559.8		21,690.7
Share of profit/(loss) on other adjustments in material joint venture		(1.8)		(136.2)		449.6		(253.6)
Share of profit/(loss) in immaterial joint ventures		—		—		(25.0)		162.5

	US$	(132. 2)	Rs.	(10,000.0)	Rs.	2,095.0	Rs.	22,782.6

(e)	Summary of Company’s share of other comprehensive income in equity accounted investees:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Share of other comprehensive income in immaterial associates	US$	(0.3)	Rs.	(24.8)	Rs.	111.5	Rs.	(113.8)
Currency translation - immaterial associates		(0.1)		(8.9)		(28.3)		94.8
Currency translation - material joint venture		13.7		1,035.0		(557.8)		4,015.7

	US$	13.3	Rs.	1,001.3	Rs.	(474.6)	Rs.	3,996.7

Immaterial associates [Member]
Statement [line items]
Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method
The Company has no material associates as at March 31, 2020. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below.

	As at March 31,
	2020		2020		2019
	(In millions)
Carrying amount of the Company’s interest in associates	US$	136.9	Rs.	10,362.3	Rs.	10,393.4

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Company’s share of profit/(loss) in associates *	US$	2.2	Rs.	163.2	Rs.	1,110.6	Rs.	1,183.0
Company’s share of other comprehensive income in associates		(0.4)		(33.7)		83.2		(19.0)
Company’s share of total comprehensive income in associates	US$	1.7	Rs.	129.5	Rs.	1,193.8	Rs.	1,164.0

Chery Jaguar Land Rover Automotive Co. Limited [member]
Statement [line items]
Summary of Joint Venture

(i)	Details of the Company’s material joint venture as at March 31, 2020 are as follows:

Name of joint venture	Principal activity	Principal place of the business	% holding as at March 31,
			2020	2019
Chery Jaguar Land Rover Automotive Co. Limited (Chery)	Manufacture and assembly of vehicles	China	50%	50%

The summarized financial information in respect of Chery that is accounted for using the equity method is set forth below.

	As at March 31,
	2020		2020		2019
	(In millions)
Current assets	US$	741.0	Rs.	56,066.3	Rs.	67,701.9
Non-current assets		1,941.0		146,863.8		130,244.7
Current liabilities		(1,667.4)		(126,162.0)		(99,923.6)
Non-current liabilities		(101.8)		(7,703.7)		(11,042.4)
Cash and cash equivalents		344.0		26,028.3		28,601.3
Current financial liabilities (excluding trade and other payables and provisions)		(722.1)		(54,635.8)		(25,161.9)
Non-current financial liabilities (excluding trade and other payables and provisions)		(101.8)		(7,703.7)		(11,042.3)
Share of net assets of material joint venture		456.4		34,532.2		43,490.3
Other consolidation adjustments		(9.3)		(705.9)		(534.9)
Carrying amount of the Company’s interest in joint venture	US$	447.1	Rs.	33,826.3	Rs.	42,955.4

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Revenue	US$	1,534.3	Rs.	116,090.2	Rs.	155,715.0	Rs.	237,876.1
Net income/(loss)		(265.0)		(20,054.0)		1,119.5		43,381.3
Total comprehensive income for the year		(265.0)		(20,054.0)		1,119.5		43,381.3
The above net income includes the following:
Depreciation and amortization		238.5		18,047.3		18,857.6		11,947.8
Interest income		(16.2)		(1,223.7)		(1,092.0)		(2,298.7)
Interest expense (net)		29.4		2,223.4		1,266.3		609.0
Income tax credit/(expenses)	US$	66.8	Rs.	5,053.6	Rs.	(578.1)	Rs.	(11,630.5)

Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture
Reconciliation of above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	As at March 31,
	2020		2020		2019
	(In millions)
Net assets of the joint venture	US$	912.8	Rs.	69,064.4	Rs.	86,980.6
Proportion of the Company’s interest in joint venture		456.4		34,532.2		43,490.3
Other consolidation adjustments		(9.3)		(705.9)		(534.9)

Carrying amount of the Company’s interest in joint venture	US$	447.1	Rs.	33,826.3	Rs.	42,955.4

Immaterial joint ventures [Member]
Statement [line items]
Summary of Joint Venture
(ii)	The aggregate summarized financial information in respect of the Company’s immaterial joint ventures that are accounted for using the equity method is set forth below.

	As at March 31,
	2020		2020		2019
	(In millions)
Carrying amount of the Company’s interest in joint ventures	US$	—	Rs.	—	Rs.	—

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Company’s share of profit/(loss) in immaterial joint ventures*	US$	—	Rs.	—	Rs.	(25.0)	Rs.	162.5
Company’s share of other comprehensive income in immaterial joint ventures		—		—		—		—
Company’s share of total comprehensive income in immaterial joint ventures	US$	—	Rs.	—	Rs.	(25.0)	Rs.	162.5